SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Schedule of discontinued operations
The operating results of Eagle Ford Hunter and Hunter Disposal for the three and six months ended June 30, 2013 and 2012, have been reclassified as discontinued operations in the consolidated statements of operations as detailed in the table below:

	Three Months Ended June 30,		Nine Months Ended Six Months Ended June 30,
	2013 (2)	2012 (1)	2013 (2)	2012 (1)
	(in thousands)
Revenues	$7,308	$16,496	$33,174	$32,286
Expenses	(1,258)	(10,223)	(10,513)	(20,913)
Other income (expense)	—	—	—	1
Income tax expense (3)	(8,453)	(3,857)	(8,453)	(3,857)
Income (loss) from discontinued operations, net of tax	(2,403)	2,416	14,208	7,517
Gain (loss) on sale of discontinued operations, net of taxes	172,452	—	172,452	2,224
Income from discontinued operations, net of taxes (4)	$170,049	$2,416	$186,660	$9,741
___________________________

(1)
In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.

(2)	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.

(3)
The book income tax charge for the three and six months ended June 30, 2013 relating to discontinued operation's gain for such period was $8.5 million, which is more than offset by the Company's current year deductions. In addition, an alternative minimum tax charge of $1.3 million also arose on the Eagle Ford Hunter sale.

The operating results of Eagle Ford Hunter, Inc. ("Eagle Ford Hunter"), which has historically been included as part of the U.S. Upstream operating segment, have been reclassified as discontinued operations in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 as

Schedule of inventory
The following table sets forth our materials and supplies inventory as of June 30, 2013 and December 31, 2012:

	June 30, 2013	December 31, 2012
	(in thousands)
Supplies and materials	$11,635	$1,096
Commodities	1,453	8,066
Inventory	$13,088	$9,162

Supplies included in other long term assets	$192	$3,464

Schedule of the Company's geological and geophysical costs and leasehold abandonments expense
The following table provides the Company's exploration and abandonment expense from continuing operations for the three and six months ended June 30, 2013 and 2012.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Leasehold impairments	$4,817	$—	$29,474	$4,885
Leasehold abandonment	—	9,024	4,695	12,810
Other	340	385	771	730
Total	$5,157	$9,409	$34,940	$18,425

The following table provides the Company's geological and geophysical costs and leasehold abandonments and impairment expense from continuing operations for 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Geological and geophysical	$2,860	$1,537	$942
Leasehold abandonment	43,800	1,108	—
Leasehold impairments	70,556	—	—
	$117,216	$2,645	$942

Summary of changes in investments
Below is a summary of changes in investments for the years ended December 31, 2012 and 2011:

	Available for Sale Securities	Equity Method Investments	Cost Method Investments
	(in thousands)
Fair value at January 1, 2011	$—	$—	$—
Acquisition of available for sale securities	483	—	—
Change in fair value recognized in other comprehensive income	14	—	—
Fair value at December 31, 2011	497	—	—
Additional cost basis from acquisition	—	3,943	1,870
Transfers	1,770	—	(1,770)
Decrease in carrying amount return of capital	—	—	(100)
Equity in net loss recognized in other income (expense)	—	(1,333)	—
Impairment in carrying value of equity method investment recognized in other income (expense)	—	(538)	—
Change in fair value recognized in other comprehensive loss	(309)	—	—
Fair value as of December 31, 2012	$1,958	$2,072	$—

Summary of outstanding potentially dilutive securities
The following table summarizes the potentially dilutive securities outstanding as of June 30, 2013 and 2012:

	June 30,
	2013	2012
	(in thousands)
Dilutive:
Common stock options	1,962	7,294
Warrants	—	126
Restricted shares granted, not yet issued	—	19
Total dilutive	1,962	7,439
Anti-dilutive:
Common stock options	16,834	8,423
Warrants	13,376	13,392
Series E Preferred Stock	11,169	—
Total anti-dilutive	41,380	21,815

The following table summarizes the types of potentially dilutive securities outstanding as of December 31, 2012, 2011 and 2010:

	December 31,
	2012	2011	2010
	(in thousands)
Series E Preferred Stock	11,103	—	—
Warrants	13,376	13,526	963
Restricted shares granted, not yet issued	—	38	118
Common stock options	14,710	12,566	12,781
Total	39,189	26,130	13,862

Oil and natural gas properties
Property, Plant and Equipment [Line Items]
Capitalized costs of oil and gas properties and gas properties
Our oil and gas properties comprised the following:

	December 31,
	2012	2011
	(in thousands)
Mineral interests in properties:
Unproved leasehold costs	$645,164	$424,610
Proved leasehold costs	529,538	218,654
Wells and related equipment and facilities	652,188	349,533
Uncompleted wells, equipment and facilities	71,665	27,741
Advances to operators for wells in progress	9,563	4,437
Total costs	1,908,118	1,024,975
Less accumulated depreciation, depletion, and amortization	(185,615)	(62,010)
Net capitalized costs	$1,722,503	$962,965

Gas transportation, gathering, processing and other equipment
Property, Plant and Equipment [Line Items]
Capitalized costs of oil and gas properties and gas properties

	December 31,
	2012	2011
	(In thousands)
Gas gathering, processing and other equipment	$218,656	$121,030
Less accumulated depreciation and depletion	(16,746)	(8,861)
Net capitalized costs	$201,910	$112,169

Prc Williston Llc [Member] | Oil and natural gas properties
Property, Plant and Equipment [Line Items]
Capitalized costs of oil and gas properties and gas properties
Our oil and gas properties consisted of the following:

	December 31,
	2012	2011
	(in thousands)
Unproved properties	$—	$10,298
Proved properties	33,800	36,164
Total costs	33,800	46,462
Less accumulated depreciation and depletion	(15,543)	(13,855)
Net capitalized costs	$18,257	$32,607